Law Offices
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7081
(215) 564-8600
April 11, 2022

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Ivy Funds (File No. 811-06569)
Ivy Variable Insurance Portfolios (File No. 811-05017)
(collectively, the “Trusts”)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary notice of joint special meeting of shareholders, proxy statement and form of proxy cards to be furnished to shareholders of certain series of the Trusts in connection with a meeting of shareholders that is scheduled to be held on June 17, 2022.
Please direct any questions or comments relating to this filing to me at (215) 564-8099, or, in my absence, to Taylor Brody, Esquire at (215) 564-8071.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik